Decommissioning Provision (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Estimated undiscounted amount of decommissioning provision	$ 20.5	$ 19.9
Provision for decommissioning, restoration and rehabilitation costs [Member] | Maxiimum [member]
Statement [Line Items]
Term used to estimate decommissioning provision	15 years	15 years
Risk free rate used to discount decommissioning provision	10.20%	10.00%
Provision for decommissioning, restoration and rehabilitation costs [Member] | Miniimum [member]
Statement [Line Items]
Term used to estimate decommissioning provision	5 years	5 years
Risk free rate used to discount decommissioning provision	3.50%	2.30%